Subsequent Events - Additional Information - Teekay Tankers (Detail) (Subsequent Events [Member], Teekay Tankers [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Aug. 01, 2014 Pools
Subsequent Event [Line Items]
Commercially managed tanker pools	3
Purchase price consideration	$ 15
Conventional Tanker Commercial Operations and Technical Management Operations [Member]
Subsequent Event [Line Items]
Percentage of ownership acquired	50.00%
Commercial Management Fee [Member]
Subsequent Event [Line Items]
Number of vessels	89
Technical Management Fee [Member]
Subsequent Event [Line Items]
Number of vessels	51
Common Class B [Member]
Subsequent Event [Line Items]
Price per share	$ 3.70